[logo]  LIBERTY FUNDS GROUP


July 29, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Liberty-Stein Roe Funds Investment Trust on behalf of Liberty Young Investor Fund
         Registration File No.:  33-11351 and 811-4978

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class A, B and C Prospectus, Class Z Prospectus and Statement of Additional Information dated July 29, 2002 for the Fund do not differ from those contained in Post-Effective Amendment No. 77 (the "Amendment")to the Trust's Registration Statement on
Form N-1A. The Amendment was filed electronically on July 26, 2002
(Accession Number: 0000021847-02-000184).

Very truly yours,

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST



By   Tracy S. DiRienzo
     Assistant Secretary


One Financial Center, Boston, MA 02111-2621